Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		¥ 54,456	¥ 47,142	¥ 54,748
Unpaid Principal Balance		53,197	45,717
Related Allowance		12,715	14,344	17,869
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		22,071	18,911	18,409
Unpaid Principal Balance		21,200	18,362
Related Allowance		3,366	3,020	3,131
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		27,940	23,130
Unpaid Principal Balance		27,552	22,489
Related Allowance		6,867	8,444
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[1]	4,445	5,101	5,703
Unpaid Principal Balance		4,445	4,866
Related Allowance	[1]	2,482	2,880	3,323
Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,576	3,544
Unpaid Principal Balance		4,400	3,252
Related Allowance		956	984
Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,014	4,060
Unpaid Principal Balance		4,005	4,051
Related Allowance		669	631
Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		13,481	11,307
Unpaid Principal Balance		12,795	11,059
Related Allowance		1,741	1,405
Non-recourse Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,597	3,745	5,443
Related Allowance		49	149	¥ 1,984
Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		244	254
Unpaid Principal Balance		244	254
Related Allowance		49	53
Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,353	3,491
Unpaid Principal Balance		1,353	3,491
Related Allowance		0	96
Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,415	2,547
Unpaid Principal Balance		2,401	2,485
Related Allowance		478	543
Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,533	1,588
Unpaid Principal Balance		1,523	1,570
Related Allowance		507	576
Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		22,395	15,250
Unpaid Principal Balance		22,031	14,689
Related Allowance		5,833	7,176
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[2]	14,805	7,813
Unpaid Principal Balance	[2]	14,611	7,774
Related Allowance	[2]	0	0
Impaired Financing Receivables with No Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		664	409
Unpaid Principal Balance		648	409
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		14,035	7,301
Unpaid Principal Balance		13,857	7,262
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		106	103
Unpaid Principal Balance		106	103
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		464	184
Unpaid Principal Balance		448	184
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		200	225
Unpaid Principal Balance		200	225
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	0
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,353	3,395
Unpaid Principal Balance		1,353	3,395
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		987	1,003
Unpaid Principal Balance		987	1,003
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	7
Unpaid Principal Balance		0	0
Related Allowance		0	0
Impaired Financing Receivables with No Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,695	2,896
Unpaid Principal Balance		11,517	2,864
Related Allowance		0	0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[3]	39,651	39,329
Unpaid Principal Balance	[3]	38,586	37,943
Related Allowance	[3]	12,715	14,344
Impaired Financing Receivables with Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		21,407	18,502
Unpaid Principal Balance		20,552	17,953
Related Allowance		3,366	3,020
Impaired Financing Receivables with Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		13,905	15,829
Unpaid Principal Balance		13,695	15,227
Related Allowance		6,867	8,444
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,339	4,998
Unpaid Principal Balance		4,339	4,763
Related Allowance		2,482	2,880
Impaired Financing Receivables with Related Allowance | Consumer - Housing loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,112	3,360
Unpaid Principal Balance		3,952	3,068
Related Allowance		956	984
Impaired Financing Receivables with Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		4,014	4,060
Unpaid Principal Balance		4,005	4,051
Related Allowance		669	631
Impaired Financing Receivables with Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		13,281	11,082
Unpaid Principal Balance		12,595	10,834
Related Allowance		1,741	1,405
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		244	254
Unpaid Principal Balance		244	254
Related Allowance		49	53
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0	96
Unpaid Principal Balance		0	96
Related Allowance		0	96
Impaired Financing Receivables with Related Allowance | Corporate Real Estate Companies Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,428	1,544
Unpaid Principal Balance		1,414	1,482
Related Allowance		478	543
Impaired Financing Receivables with Related Allowance | Other-Entertainment industry | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,533	1,581
Unpaid Principal Balance		1,523	1,570
Related Allowance		507	576
Impaired Financing Receivables with Related Allowance | Other Corporate Loan | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		10,700	12,354
Unpaid Principal Balance		10,514	11,825
Related Allowance		¥ 5,833	¥ 7,176

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[2]	"With no related allowance recorded" represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[3]	"With an allowance recorded" represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.